Trade and other payables	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Trade and other payables [text block]
12.	Trade and other payables

	Dec. 31, 2017	Dec. 31, 2016
Trade payables	$71,336	$80,509
Accruals and payables	86,078	78,154
Accrued interest	34,848	4,300
Exploration and evaluation payables	186	64
Embedded derivatives - provisional pricing (note 26c)	373	86
Statutory payables	6,296	6,549

	$199,117	$169,662

Accruals and payables include operational and capital costs and employee benefit amounts owing.